Product and Geographic Sales Information - Assets by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets other than financial instruments, operating lease right-of-use assets and deferred tax assets	$ 20,182,979	$ 14,790,698
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets other than financial instruments, operating lease right-of-use assets and deferred tax assets	8,944,134	3,238,734
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets other than financial instruments, operating lease right-of-use assets and deferred tax assets	10,555,892	10,859,341
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets other than financial instruments, operating lease right-of-use assets and deferred tax assets	$ 682,953	$ 692,623
UNITED STATES | Revenue | Customer Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contract with customer	46.00%	45.00%	43.00%